Long Term Incentive Plan (Textual) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Sep. 30, 2016	Aug. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 11, 2016	Nov. 30, 2015	Dec. 31, 2013
Subsequent Event [Line Items]
Long-term incentive plan, increase in available awards (in shares)								6,000,000
Long term incentive plan available for future grant (in shares)			15,484		5,017,528	15,484	688,976
Grants issued under long term incentive plan					25.00%
Granted (in shares)		30,000	200,000		75,000	200,000
Award vesting period			3 years
Equity compensation expense					$ 3,600	$ 3,800	$ 1,500
Total fair value of vested units					2,400	2,600	1,400
Compensation cost not yet recognized					$ 4,200
Weighted average period cost recognized					2 years 2 months 12 days
Aggregate intrinsic value, nonvested			$ 4,609		$ 22,674	$ 4,609	$ 3,964			$ 2,045
Granted (in dollars per share)			$ 7.50		$ 13.13	$ 7.50
Options, outstanding, weighted average exercise price (in dollars per share)		$ 12.00	$ 7.50		$ 9.03	$ 7.50	$ 0.00
Compensation not yet recognized, stock options					$ 200
Performance Shares
Subsequent Event [Line Items]
Equity compensation expense					900	$ 500
Compensation cost not yet recognized					100
Aggregate intrinsic value, nonvested					$ 1,500
Operating Expense | Performance Shares
Subsequent Event [Line Items]
Equity compensation expense				$ 1,000
Aggregate intrinsic value, nonvested									$ 2,000
September 2016
Subsequent Event [Line Items]
Granted (in shares)	45,000
Options, outstanding, weighted average exercise price (in dollars per share)	$ 13.88			$ 13.88
Award vesting rights	25.00%
JPE 2014 Long-Term Incentive Plan (“JPE LTIP”) | Phantom Units
Subsequent Event [Line Items]
Long term incentive plan available for future grant (in shares)					3,642,700
Equity compensation expense					$ 1,700	$ 800